Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 Executives	Dec. 31, 2017 Executives	Dec. 31, 2016 Executives Director
Disclosure of transactions between related parties [abstract]
Average number of members of executive committee | Executives	15	13	13
Number of directors holding office | Director			1